Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Employee-related accruals		$ 25,599,000	$ 13,409,000
Homeowner reserves		6,365,000	4,962,000
Derivative liabilities			6,516,000
Current portion of acquisition liabilities	[1]	31,444,000	10,460,000
Other		8,425,000	8,675,000
Total accrued expenses and other current liabilities		$ 71,833,000	$ 44,022,000

[1]	The current portion of acquisition liabilities includes contingent consideration and deferred payments to sellers due within one year.